Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2021
Recent Accounting Pronouncements [Abstract]
Recent Accounting Pronouncements
(18)	Recent Accounting Pronouncements

In September 2016, the FASB released ASU 2016-13, “Financial Instruments - Credit Losses” (referred to as “CECL”) which amended existing guidance to replace current generally accepted accounting principles used to measure a reporting entity’s credit losses. The main objective of this update is to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments and other commitments to extend credit held by a reporting entity at each reporting date. To achieve this objective, the amendments in this update replace the incurred loss impairment methodology in current GAAP with a methodology that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to form credit loss estimates.
As previously disclosed, the Company formed a cross-functional team to work through its implementation of CECL. The Company has selected the Discounted Cash Flow modeling method and has run parallel processes and is in final review stages of completing its documentation including third party model validations. The Company had previously elected to delay its adoption of CECL, as provided by the CARES Act until the date on which the National Emergency concerning COVID-19 was terminated or December 31, 2020, whichever occurred first. The December 31, 2020 adoption date under the CARES Act was extended to January 1, 2022 as a part of the COVID-19 Relief Bill, which became law in December 2020, and therefore the Company has adopted CECL on January 1, 2022.